Consolidated Statements Of Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statements of Operations [Abstract]
Revenue	$ 25,377	$ 23,557
Cost of revenue	17,148	18,598
Gross Profit	8,229	4,959
Operating expenses
Employee expenses	5,097	4,672
Related party expenses	251	399
Impairment of property and equipment	0	649
Other operating expenses	2,432	1,316
Depreciation and amortization	525	748
Total operating expenses	8,305	7,784
Operating (loss)	(76)	(2,825)
Other (expense)	(43)	(5)
Loss before income taxes	(119)	(2,830)
Income taxes	(67)	0
Net (Loss)	$ (186)	$ (2,830)
Net (Loss) per Common Share - Basic	$ 0.00	$ (0.14)
Weighted-Average Number of shares outstanding - Basic	41,897,560	20,000,000
Net (Loss) per Common Share - Diluted	$ 0.00	$ (0.14)
Weighted-Average Number of shares outstanding - Diluted	41,897,560	20,000,000